Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (186,839)	$ 40,500,319	$ 9,889,155
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	16	23,235,143	2,607,276
Loss from disposal of property and equipment			13,511
Amortization of right of use assets	1,060	289,198	114,614
Loss from early termination of lease agreement		29,186
Amortization of long-term prepaid expenses	29,573	171,419	180,192
Share-based compensation		609,000
Changes in fair value of contingent consideration payable		(35,100,000)
Inventory write down		2,536,668
Expense of offering cost allocated to contingent consideration payable		359,000
Changes in operating assets and liabilities:
Accounts receivable		(6,138,919)
Accounts receivable – related parties		(11,984,896)
Prepayments		(254,223)	(152,023)
Prepayments – a related party		23,635,352	(24,845,082)
Inventories		15,882,337	(40,728,301)
Other current assets		(1,427,492)	(87,263)
Long-term prepaid expenses	(7,984,714)
Other non-current assets		(171,353)	(22,655)
Accounts payable	798,471	3,034,220	2,079,725
Contract liabilities		3,183,138	540,481
Contract liabilities – a related party		(7,813,425)	29,340,608
Income tax payable		781,238
Due to related parties	1,685,008	(1,593,064)	3,267,670
Other payable and accrued expenses	65,983	(2,769,631)	5,404,730
Lease liabilities	2,639	(486,475)	(131,655)
Net cash provided by (used in) operating activities	(5,588,803)	46,506,740	(12,529,017)
Cash flows from investing activities:
Purchase of property and equipment	(243,937)	(42,501,403)	(114,113,439)
Purchase of property and equipment from a related party		(1,542,768)	(126,272)
Net cash used in investing activities	(243,937)	(44,044,171)	(114,239,711)
Cash flows from financing activities:
Capital injection from shareholders	7,639,419	10,000	42,360,581
Proceeds from private placement		6,000,100
Proceeds from bank borrowings		65,663,820	12,034,734
Repayment of bank borrowings		(39,546,161)
Proceeds from borrowings from a related party		5,000,000	93,571,624
Repayment of borrowings to a related party		(38,093,104)
Payments of offering costs		(1,124,374)	(1,817,310)
Net cash (used in) provided by financing activities	7,639,419	(2,089,719)	146,149,629
Effect of exchange rate changes on cash	258,769	(2,220,954)	(2,448,856)
Net (decrease) increase in cash	2,065,448	(1,848,104)	16,932,045
Cash and restricted cash at beginning of year		18,997,493	2,065,448
Cash and restricted cash at end of year	2,065,448	17,149,389	18,997,493
Supplemental cash flow information
Cash paid for interest expense		3,316,100
Cash paid for income tax
Noncash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	186,950	3,636,453	473,014
Payables related to purchase of property and equipment		819,599	34,743,940
Payment of offering costs by a related party			81,025
Accrual of offering costs			892,976
Transfer of equity interest of a subsidiary in exchange for asset acquisition in Solar Texas		1,253,702
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	2,065,448	13,654,445	18,035,405
Restricted cash		1,878,267	82,195
Restricted cash, non-current		1,616,677	879,893
Cash and restricted	$ 2,065,448	$ 17,149,389	$ 18,997,493